T. ROWE PRICE Retirement Blend 2005 Fund
February 28, 2023 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/23
(Cost and value in $000s)
BOND MUTUAL FUNDS 54.4%
T. Rowe Price Funds:
U.S. Limited Duration TIPS Index
Fund  863 897 376 143,361 1,317
QM U.S. Bond Index Fund  766 774 297 125,969 1,207
International Bond Fund (USD
Hedged)  274 300 106 54,511 436
Emerging Markets Bond Fund  189 225 78 39,300 335
Dynamic Global Bond Fund  204 236 91 38,099 323
High Yield Fund  162 200 66 51,973 294
U.S. Treasury Long-Term Index
Fund  140 206 67 32,836 265
Floating Rate Fund  116 96 65 16,353 150
Total Bond Mutual Funds (Cost $4,537) 4,327
EQUITY MUTUAL FUNDS 41.9%
T. Rowe Price Funds:
Equity Index 500 Fund  675 757 371 10,440 1,092
International Equity Index Fund  289 330 143 34,670 498
Value Fund  225 218 111 8,230 316
Growth Stock Fund (2) 165 191 78 4,210 282
Real Assets Fund  84 123 39 12,219 169
International Value Equity Fund  105 95 61 9,832 145
International Stock Fund  82 84 30 8,072 140
Small-Cap Index Fund  70 80 29 9,567 129
Mid-Cap Index Fund  71 80 32 8,461 127
Emerging Markets Discovery
Stock Fund  69 70 24 8,979 112
Emerging Markets Stock Fund  55 58 21 2,543 89
Mid-Cap Growth Fund  38 43 17 721 68
Mid-Cap Value Fund  37 41 16 2,024 62
Small-Cap Value Fund  38 37 16 1,160 60
New Horizons Fund (2) 21 27 10 801 41
Total Equity Mutual Funds (Cost $3,360) 3,330

T. ROWE PRICE Retirement Blend 2005 Fund

$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/23
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.8%
Money Market Funds 3.8%
T. Rowe Price U.S. Treasury
Money Fund, 4.61% (3) 34 414 149 298,987 299
Total Short-Term Investments (Cost $299) 299
Total Investments in Securities 100.1%
(Cost $8,196) $ 7,956
Other Assets Less Liabilities (0.1)% (6)
Net Assets 100.0% $ 7,950
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement Blend 2005 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2023.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 21 $ (26) $ 7
Emerging Markets Bond Fund  (10) (1) 11
Emerging Markets Discovery Stock Fund  (2) (3) 3
Emerging Markets Stock Fund  (2) (3) 1
Equity Index 500 Fund  (42) 31 10
Floating Rate Fund  (3) 3 7
Growth Stock Fund  (12) 4 —
High Yield Fund  (7) (2) 11
International Bond Fund (USD Hedged)  13 (32) 6
International Equity Index Fund  (14) 22 11
International Stock Fund  (2) 4 2
International Value Equity Fund  (5) 6 5
Mid-Cap Growth Fund  (2) 4 —
Mid-Cap Index Fund  (5) 8 1
Mid-Cap Value Fund  3 — 1
New Horizons Fund  (1) 3 —
QM U.S. Bond Index Fund  (21) (36) 23
Real Assets Fund  (5) 1 4
Small-Cap Index Fund  (4) 8 1
Small-Cap Value Fund  — 1 1
U.S. Limited Duration TIPS Index Fund  (26) (67) 58
U.S. Treasury Long-Term Index Fund  (10) (14) 5
Value Fund  5 (16) 5
U.S. Treasury Money Fund, 4.61% — — 4
Totals $ (131)# $ (105) $ 177+
# Capital gain distributions from underlying Price funds represented $96 of the net realized gain
(loss).
+ Investment income comprised $177 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement Blend 2005 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Blend 2005 Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement Blend 2005 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On February 28, 2023, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.

T. ROWE PRICE Retirement Blend 2005 Fund

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F1338-054Q3 02/23